Net (Loss) Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Common Share On A Basic And Diluted Basis

(in millions, except number of shares and per share amounts)	2011	2010	2009
Net (loss) income	$(81.9)	$86.7	$115.2

Weighted average common shares outstanding - basic	27,169,132	29,566,004	30,731,226
Effect of dilutive securities
Equity compensation awards	0	369,968	111,668

Weighted average common shares outstanding - diluted	27,169,132	29,935,972	30,842,894

Net (loss) income per common share - basic	$(3.02)	$2.93	$3.75

Net (loss) income per common share - diluted	$(3.02)	$2.90	$3.74